Equity and Other Equity Items - Narrative (Details) - JPY (¥) shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Equity [Line Items]
Number of shares outstanding (in shares)	1,591,229	1,590,950	1,582,419
Disposal of treasury shares		¥ 0	¥ 1
Issue of equity	¥ 1,186	36,178	502
Acquisition of treasury shares	51,638	51,925	¥ 2,367
Equity-Settled LTIP
Equity [Line Items]
Disposal of treasury shares	¥ 73,760	¥ 24,999
Board of Directors resolution
Equity [Line Items]
Treasury shares acquired (in shares)	11,824	11,544
Treasury shares | Equity-Settled LTIP
Equity [Line Items]
Increase (decrease) in number of shares outstanding (in shares)	(17,271)	(7,327)
Ordinary shares | Equity-Settled LTIP
Equity [Line Items]
Increase (decrease) in number of shares outstanding (in shares)		8,519
ESOP and BIP Trust
Equity [Line Items]
Treasury shares acquired (in shares)	401	460
Number of treasury shares sold (in shares)	865	783
Treasury shares
Equity [Line Items]
Number of shares outstanding (in shares)	11,392	17,300	13,405
Disposal of treasury shares		¥ 0	¥ 0
Acquisition of treasury shares	¥ 51,618	51,905	¥ 2,367
Treasury shares | Board of Directors resolution
Equity [Line Items]
Acquisition of treasury shares	¥ 49,978	¥ 49,978
Treasury shares | ESOP and BIP Trust
Equity [Line Items]
Number of shares outstanding (in shares)	5,102	5,565	5,888
Share capital
Equity [Line Items]
Issue of equity	¥ 593	¥ 18,089	¥ 251
Share capital | Equity-Settled LTIP
Equity [Line Items]
Issue of equity		18,064
Share premium
Equity [Line Items]
Disposal of treasury shares		0	0
Issue of equity	593	18,089	¥ 251
Acquisition of treasury shares	¥ 20	20
Share premium | Equity-Settled LTIP
Equity [Line Items]
Issue of equity		¥ 18,064